Financial assets available for sale	12 Months Ended
Dec. 31, 2017
Financial Assets Available For Sale [Line Items]
Disclosure Of Available for sale Assets Explanatory

Note 13 Financial assets available for sale and held to maturity

a) Financial assets available for sale

CHF million	31.12.17	31.12.16

Financial assets available for sale by issuer type[1]
Debt instruments
Government and government agencies	7,000	11,650
of which: USA	6,569	7,779
Banks	299	1,845
Corporates and other	821	1,554
Total debt instruments	8,120	15,048
Equity instruments	546	628
Total financial assets available for sale	8,665	15,676
Unrealized gains – before tax	216	309
Unrealized (losses) – before tax	(105)	(117)
Net unrealized gains / (losses) – before tax	111	193
Net unrealized gains / (losses) – after tax	8	96
1 Refer to Note 22c for more information on product type and fair value hierarchy categorization.

UBS AG
Financial Assets Available For Sale [Line Items]
Disclosure Of Available for sale Assets Explanatory

Note 13 Financial assets available for sale and held to maturity

a) Financial assets available for sale

CHF million	31.12.17	31.12.16

Financial assets available for sale by issuer type[1]
Debt instruments
Government and government agencies	7,000	11,650
of which: USA	6,569	7,779
Banks	299	1,845
Corporates and other	821	1,554
Total debt instruments	8,120	15,048
Equity instruments	546	628
Total financial assets available for sale	8,665	15,676
Unrealized gains – before tax	216	309
Unrealized (losses) – before tax	(105)	(117)
Net unrealized gains / (losses) – before tax	111	193
Net unrealized gains / (losses) – after tax	8	96
1 Refer to Note 22c for more information on product type and fair value hierarchy categorization.